Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment.
Schedule of property, plant and equipment

As of December 31, 2019, 2018 and 2017, property, plant and equipment are comprised as follows:

	Balance as of			Currency	Balance as of
	January 1,			translation	December 31,
Cost	2019	Additions	Disposals	effect	2019
Land	$1,378,090	209,752	(30,677)	(3,666)	1,553,499
Buildings and construction	11,943,476	472,095	(7,478)	(67,688)	12,340,405
Machinery and equipment	15,182,044	891,008	(92,623)	(113,477)	15,866,952
Transportation equipment	1,792,273	474,960	(154,116)	(1,118)	2,111,999
Computer equipment	136,183	3,828	(3,257)	(2,273)	134,481
Furniture	178,455	17,684	(5,295)	(555)	190,289
Leasehold improvements	4,350		(752)	—	3,598
Construction in progress	1,501,697		(38,065)	(3,710)	1,459,922
Total	$32,116,568	2,069,327	(332,263)	(192,487)	33,661,145

	Balance as of			Currency	Balance as of
	January 1	Depreciation		translation	December 31,
Accumulated depreciation	2019	for the year	Disposals	effect	2019
Buildings and construction	$(5,536,825)	(230,450)	2,199	14,105	(5,750,971)
Machinery and equipment	(7,505,222)	(874,447)	65,136	60,761	(8,253,772)
Transportation equipment	(829,664)	(134,708)	106,955	988	(856,429)
Computer equipment	(98,034)	(13,635)	3,145	1,508	(107,016)
Furniture	(128,647)	(12,151)	4,109	378	(136,311)
Total	$(14,098,392)	(1,265,391)	181,544	77,740	(15,104,499)

	Balance as of			Currency	Balance as of
	January 1,			translation	December 31,
Cost	2018	Additions	Disposals	effect	2018
Land	$1,353,643	24,400	—	47	1,378,090
Buildings and construction	11,440,284	513,033	(11,546)	1,705	11,943,476
Machinery and equipment	14,021,881	1,255,026	(96,727)	1,864	15,182,044
Transportation equipment	1,773,153	101,645	(82,543)	18	1,792,273
Computer equipment	125,991	10,441	(318)	69	136,183
Furniture	169,752	12,985	(4,258)	(24)	178,455
Leasehold improvements	2,661	1,689	—	—	4,350
Construction in progress	1,435,147	63,364	—	3,186	1,501,697
Total	$30,322,512	1,982,583	(195,392)	6,865	32,116,568

	Balance as of			Currency	Balance as of
	January 1	Depreciation		translation	December 31,
Accumulated depreciation	2018	for the year	Disposals	effect	2018
Buildings and construction	$(5,323,314)	(221,565)	9,315	(1,261)	(5,536,825)
Machinery and equipment	(6,706,824)	(857,930)	66,578	(7,046)	(7,505,222)
Transportation equipment	(771,406)	(118,439)	60,276	(95)	(829,664)
Computer equipment	(81,504)	(16,598)	305	(237)	(98,034)
Furniture	(119,423)	(12,385)	3,218	(57)	(128,647)
Total	$(13,002,471)	(1,226,917)	139,692	(8,696)	(14,098,392)

	Balance as of			Currency	Balance as of
	January 1,			translation	December 31,
Cost	2017	Additions	Disposals	effect	2017
Land	$1,210,052	156,000	(8,851)	(3,558)	1,353,643
Buildings and construction	10,603,293	896,020	(3,200)	(55,829)	11,440,284
Machinery and equipment	12,035,769	2,158,477	(106,310)	(66,055)	14,021,881
Transportation equipment	1,611,153	269,462	(105,982)	(1,480)	1,773,153
Computer equipment	118,759	13,210	(3,173)	(2,805)	125,991
Furniture	174,183	19,515	(23,505)	(441)	169,752
Leasehold improvements	5,186	—	(2,525)	—	2,661
Construction in progress	1,459,682	694	(33,419)	8,190	1,435,147
Total	$27,218,077	3,513,378	(286,965)	(121,978)	30,322,512

	Balance as of			Currency	Balance as of
	January 1	Depreciation		translation	December 31,
Accumulated depreciation	2017	for the year	Disposals	effect	2017
Buildings and construction	$(5,131,723)	(202,513)	2,074	8,848	(5,323,314)
Machinery and equipment	(6,064,744)	(735,461)	69,960	23,421	(6,706,824)
Transportation equipment	(741,253)	(111,073)	80,177	743	(771,406)
Computer equipment	(70,293)	(15,069)	3,160	698	(81,504)
Furniture	(128,959)	(11,672)	20,779	429	(119,423)
Total	$(12,136,972)	(1,075,788)	176,150	34,139	(13,002,471)

	December 31,
Carrying amounts, net	2019	2018	2017
Land	$1,553,499	1,378,090	1,353,643
Buildings and construction	6,589,434	6,406,651	6,116,970
Machinery and equipment	7,613,180	7,676,822	7,315,057
Transportation equipment	1,255,570	962,609	1,001,747
Computer equipment	27,465	38,149	44,487
Furniture	53,978	49,808	50,329
Leasehold improvements	3,598	4,350	2,661
Construction in progress	1,459,922	1,501,697	1,435,147
Total	$18,556,646	18,018,176	17,320,041

Additions of property, plant and equipment in 2017 include assets acquired through business combinations of $1,132,871 that consist of the following:

Land	$133,347
Buildings and construction	500,608
Machinery and equipment	491,101
Transportation equipment	2,137
Furniture	5,679
Total	$1,132,871